INCOME TAX (CREDIT)/EXPENSE (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Creditexpense Schedule Of Overseas Tax Jurisdictions Details
Irish corporation tax		(12.50%)	(12.50%)	12.50%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	[1]	12.05%	6.22%	(1.94%)
Effect of changes in US tax code	[2]	(1.89%)
Effect of tax rates on overseas earnings		(2.09%)	(1.39%)	(1.34%)
Effect of Irish income taxable at higher tax rate			0.05%	0.06%
Adjustments in respect of prior years		0.38%	(0.64%)	2.53%
R&D tax credits	[3]	(0.17%)	(0.65%)	(3.98%)
Other items	[4]	1.17%	0.47%	(4.53%)
Effective tax rate		3.05%	(8.44%)	3.30%

[1]	The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognized is analyzed further in the table below (see also Note 14). No deferred tax asset was recognized because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.
[2]	In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings.
[3]	A lower amount of R&D tax credits has been recorded in 2017 compared to prior years because several of the R&D projects in Ireland are at an advanced stage where they no longer qualify for such a tax credit.
[4]	Other items comprise items not chargeable to tax/expenses not deductible for tax. In 2017, other items mainly comprise the movement in the Loan Note's embedded derivatives value and the accretion of notional interest on the Loan Note's host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.